S000000879 [Member] Investment Objectives and Goals - Wasatch Ultra Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Wasatch Ultra Growth Fund® — Summary
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.